Provisions for retirement benefit obligations	12 Months Ended
Dec. 31, 2023
Provisions for retirement benefit obligations
Provisions for retirement benefit obligations

Note 15. Provisions for retirement benefit obligations

Retirement benefit obligations are determined based on the rights set forth in the national collective bargaining agreement for the French pharmaceutical industry (IDCC 176/Brochure 3104) and in accordance with IAS 19 — Employee Benefits. These rights depend on the employee’s final salary and seniority within the Company at his/her retirement date.

Principal actuarial assumptions

The following assumptions were used to measure the obligation:

	As of December 31,
Parameters	2021		2022		2023
Retirement age	65	years	65	years	65	years
Payroll taxes	41.41%		41.41%		41.41%
Salary growth rate	2.00%		2.00%		2.00%
Discount rate	1.00%		3.70%		3.20%
Mortality table	TGH/TGF 05		TGH/TGF 05		TGH/TGF 05

The discount rate corresponds to the rates of Eurozone AA-rated corporate bonds with maturities of over ten years.

Net provision

The provision recorded in respect of defined benefit schemes at the end of each reporting period is shown in the table below:

	As of December 31,
(in thousands of euros)	2021	2022	2023
Retirement benefit obligations	1,429	1,234	1,559
Total obligation	1,429	1,234	1,559

Given the absence of plan assets at December 31, 2023, 2022 and 2021 the total amount of the provision corresponds to the estimated obligation at those dates.

Changes in the net provision

Changes in the provision recorded in respect of defined benefit schemes break down as follows:

	As of December 31,
(in thousands of euros)	2021	2022	2023
Provision at beginning of period	(1,385)	(1,429)	(1,234)
Other changes	75	—	—
Expense for the period	(200)	(230)	(228)
Actuarial gains or losses recognized in other comprehensive income	82	425	(97)
Provision at end of period	(1,429)	(1,234)	(1,559)

Breakdown of expense recognized for the year

	As of December 31,
(in thousands of euros)	2021	2022	2023
Service cost for the period	(224)	(237)	(183)
Interest cost for the period	(5)	(14)	(46)
Benefits for the period	29	21	—
Total	(200)	(230)	(228)

For the year ended December 31, 2023, the total expense related to the retirement benefit obligation remains stable in comparison to 2022 and 2021.

Breakdown of actuarial gains and losses recognized in comprehensive income (loss)

The actuarial gains (losses) can be analyzed as follows:

	As of December 31,
(in thousands of euros)	2021	2022	2023
Demographic changes	(27)	42	(30)
Changes in actuarial assumptions	109	383	(67)
Total	82	425	(97)

Demographic differences mainly relate to salary adjustments.

Changes in actuarial assumptions relate to movements in the discount rate (1.00% in 2021, to 3.70% in 2022 and to 3.20% in 2023).

Sensitivity analysis

A 0.25% change in the discount rate would have had an impact of approximately 2.2% on the obligation amount in 2023 and 2.3% in 2022 and 2.8% in 2021.

31/12/2023	In thousands of euros
Benefit obligation at 31/12/2023 at 2.95%	1,595
Benefit obligation at 31/12/2023 at 3.20%	1,559
Benefit obligation at 31/12/2023 at 3.45%	1,525

31/12/2022	In thousands of euros
Benefit obligation at 31/12/2022 at 3.45%	1,263
Benefit obligation at 31/12/2022 at 3.70%	1,234
Benefit obligation au 31/12/2022 at 3.95%	1,205

31/12/2021	In thousands of euros
Benefit obligation au 31/12/2021 at 0.75%	1,471
Benefit obligation au 31/12/2021 at 1.00%	1,429
Benefit obligation at 31/12/2021 at 1.25%	1,389